Introduction, basis of presentation of the interim condensed consolidated financial statements and other information - Basis of presentation of the interim financial statements (Details) - EUR (€)
€ in Millions
		Jun. 30, 2023	Jan. 01, 2023	Dec. 31, 2022
Disclosure of initial application of standards or interpretations [line items]
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS (*)	[1]	€ 17,584		€ 16,426
Increase (decrease) due to changes in accounting policy required by IFRSs, cumulative effect at date of initial application [member]
Disclosure of initial application of standards or interpretations [line items]
LIABILITIES UNDER INSURANCE OR REINSURANCE CONTRACTS (*)			€ 16,000

[1]	See impact of IFRS 17 as at 31 December 2022 (see Note 1.b).